Long-term Debt - Information Per Loan 1 (Details)	4 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended					24 Months Ended
	Apr. 30, 2013 USD ($)	Jul. 01, 2013 USD ($)	Aug. 06, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 20, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Mar. 30, 2015 USD ($)	Jul. 17, 2013 USD ($)
Long-term debt [Line Items]
Amount of equity to be raised under debt instrument covenants										$ 50,000,000
Commerzbank $120,000 Facilitiy
Long-term debt [Line Items]
Initiation date				Dec. 27, 2007
Maximum borrowing capacity				$ 120,000,000
Expiration date				Oct. 31, 2018
Vessels provided as collateral				The Commerzbank $120,000 Facility is secured by a first priority mortgage over the Star Aurora, Star Gamma, Star Delta, Star Epsilon, Star Theta and Star Iris vessels
Number of loan tranches				2
Commerzbank $120,000 Facilitiy | Tranche A
Long-term debt [Line Items]
Maximum borrowing capacity				$ 50,000,000
Number of installments				28
Frequency of payments				quarterly
Date of first required payment				Jan. 31, 2010
Balloon installment				$ 13,700,000
Commerzbank $120,000 Facilitiy | Tranche A - First four installments
Long-term debt [Line Items]
Number of installments				4
Repayment installment				$ 2,250,000
Commerzbank $120,000 Facilitiy | Tranche A - 5th Installment to 17th
Long-term debt [Line Items]
Number of installments				13
Repayment installment				$ 1,000,000
Commerzbank $120,000 Facilitiy | Tranche A - Last eleven installments
Long-term debt [Line Items]
Number of installments				11
Repayment installment				$ 1,300,000
Commerzbank $120,000 Facilitiy | Tranche B
Long-term debt [Line Items]
Maximum borrowing capacity				$ 70,000,000
Number of installments				28
Frequency of payments				quarterly
Date of first required payment				Jan. 31, 2010
Balloon installment				$ 12,000,000
Commerzbank $120,000 Facilitiy | Tranche B - First four installments
Long-term debt [Line Items]
Number of installments				4
Repayment installment				$ 4,000,000
Commerzbank $120,000 Facilitiy | Tranche B - Last twenty four installments
Long-term debt [Line Items]
Number of installments				24
Repayment installment				$ 1,750,000
Commerzbank $26000 Facility
Long-term debt [Line Items]
Initiation date				Sep. 03, 2010
Maximum borrowing capacity				$ 26,000,000
Vessels provided as collateral				The Commerzbank $26,000 Facility was secured by a first priority mortgage over the Star Aurora vessel
Commerzbank $120,000 and $26,000 facilities - Supplemental Agreement
Long-term debt [Line Items]
Waiver fee percentage		0.40%
Prepayment amount		$ 2,000,000
Amount of equity to be raised under debt instrument covenants		$ 30,000,000
Percent of quarterly installments deferred					50.00%	60.00%
Commerzbank $120,000 and $26,000 facilities - Second Supplemental Agreement
Long-term debt [Line Items]
Prepayment amount											$ 3,000,000
Credit Agricole Corporate and Investment Bank $70,000 facility
Long-term debt [Line Items]
Initiation date				Jan. 20, 2011
Amount drawn down								$ 67,275,000
Maximum borrowing capacity				$ 70,000,000
Number of installments				28
Frequency of payments				quarterly
Vessels provided as collateral				The Credit Agricole $70,000 Facility is secured by a first priority mortgage over the Star Borealis and Star Polaris vessels
Number of loan tranches				2
Number of vessels financed				2
Credit Agricole Corporate and Investment Bank $70,000 facility | Tranche A
Long-term debt [Line Items]
Expiration date				Aug. 31, 2018
Repayment installment				$ 485,400
Balloon installment				$ 19,558,200
Credit Agricole Corporate and Investment Bank $70,000 facility | Tranche B
Long-term debt [Line Items]
Expiration date				Nov. 30, 2018
Repayment installment				$ 499,700
Balloon installment				$ 20,134,000
HSH Nordbank AG $64,500 facility
Long-term debt [Line Items]
Initiation date				Oct. 03, 2011
Maximum borrowing capacity				$ 64,500,000
Vessels provided as collateral				The HSH Nordbank AG $64,500 Facility is secured by a first priority mortgage over the Star Cosmo, Star Kappa and Star Omicron vessels
Number of loan tranches				2
HSH Nordbank AG $64,500 facility | Tranche A
Long-term debt [Line Items]
Maximum borrowing capacity				$ 48,500,000
Expiration date				Sep. 30, 2016
Number of installments				20
Frequency of payments				quarterly
Date of first required payment				Jan. 31, 2012
Repayment installment				$ 1,250,000
Balloon installment				23,500,000
HSH Nordbank AG $64,500 facility | Tranche B
Long-term debt [Line Items]
Maximum borrowing capacity				$ 16,000,000
Expiration date				Sep. 30, 2014
Number of installments				12
Frequency of payments				quarterly
Date of first required payment				Jan. 31, 2012
Repayment installment				$ 1,333,000
HSH Nordbank AG $64,500 facility, Supplemental Agreement
Long-term debt [Line Items]
Prepayment amount												$ 6,590,000
Amount of equity to be raised under debt instrument covenants												$ 20,000,000
Periodic payments, amount deferred									$ 3,500,000
HSH Nordbank AG $64,500 facility, Supplemental Agreement | Tranche A
Long-term debt [Line Items]
Expiration date				Aug. 31, 2018
Number of installments				7
Frequency of payments				quarterly
Date of first required payment				Apr. 30, 2013
Repayment installment	$ 813,000			$ 224,000
HSH Nordbank AG $35,000 facility
Long-term debt [Line Items]
Initiation date				Feb. 06, 2014
Maximum borrowing capacity				$ 35,000
Expiration date				Feb. 28, 2021
Number of installments				28
Frequency of payments				quarterly
Vessels provided as collateral				The HSH Nordbank $35,000 Facility is secured by a first priority mortgage over the Star Challenger, Star Zeta and Star Fighter vessels
Number of vessels financed				2
HSH Nordbank AG $35,000 facility | Tranche A
Long-term debt [Line Items]
Date of first required payment				May 31, 2014
Repayment installment				$ 312,500
Balloon installment				$ 8,750,000
HSH Nordbank AG $35,000 facility | Tranche B
Long-term debt [Line Items]
Date of first required payment				May 31, 2014
Repayment installment				$ 291,700
Balloon installment				$ 9,332,400
Deutsche Bank AG $39,000 facility
Long-term debt [Line Items]
Initiation date				Mar. 14, 2014
Maximum borrowing capacity				$ 39,000,000
Expiration date				Mar. 31, 2021
Vessels provided as collateral				The Deutsche Bank $39,000 Facility is secured by a first priority mortgage over the Star Sirius, Star Vega and Star Vanessa vessels
Number of loan tranches				2
Number of vessels financed				2
Deutsche Bank AG $39,000 facility | Tranche A
Long-term debt [Line Items]
Maximum borrowing capacity				$ 19,500,000
Number of installments				28
Frequency of payments				quarterly
Date of first required payment				Jun. 30, 2014
Repayment installment				$ 390,000
Balloon installment				8,580,000
Deutsche Bank AG $39,000 facility | Tranche B
Long-term debt [Line Items]
Maximum borrowing capacity				$ 19,500,000
Number of installments				28
Frequency of payments				quarterly
Date of first required payment				Jun. 30, 2014
Repayment installment				$ 390,000
Balloon installment				$ 8,580,000
ABN $87,458 Facility
Long-term debt [Line Items]
Initiation date				Aug. 01, 2013
Maximum borrowing capacity				$ 34,458,000
Frequency of payments				quarterly
Vessels provided as collateral				The ABN AMRO $87,458 Facility is secured by a first-priority ship mortgage over the Big Bang, Strange Attractor, Big Fish and Pantagruel vessels
Number of loan tranches				2
ABN $87,458 Facility | Tranche A
Long-term debt [Line Items]
Amount drawn down			$ 20,350,000
Maximum borrowing capacity				$ 20,350,000
Expiration date				Sep. 30, 2017
ABN $87,458 Facility | Tranche B
Long-term debt [Line Items]
Amount drawn down			$ 14,108,000
Maximum borrowing capacity				$ 14,108,000
Expiration date				Aug. 31, 2018
ABN $87,458 Facility | Tranche C
Long-term debt [Line Items]
Amount drawn down							$ 53,000,000
Maximum borrowing capacity				$ 53,000,000
Expiration date				Dec. 31, 2018
Minimum | ABN $87,458 Facility
Long-term debt [Line Items]
Repayment installment				$ 248,000
Balloon installment				2,500,000
Maximum | ABN $87,458 Facility
Long-term debt [Line Items]
Repayment installment				550,000
Balloon installment				$ 12,813,000